Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The Company estimates the useful lives and residual values of its containers to be as follows:

	As of December 31, 2021 and 2020
	Estimated useful	Residual
	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000
40'	14	$1,200
40' high cube	13	$1,400
45' high cube	13	$1,500
Refrigerated containers:
20'	12	$2,750
20' high cube	12	$2,049
40' high cube	12	$4,000
Open top and flat rack containers:
20' folding flat rack	15	$1,300
40' folding flat rack	16	$1,700
20' open top	15	$1,500
40' open top	14	$2,500
Tank containers	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2021 and 2020 were as follows:

	2021			2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,530,464	$(471,549)	$1,058,915	$1,532,753	$(428,913)	$1,103,840
40'	141,292	(55,448)	85,844	144,881	(55,154)	89,727
40' high cube	3,496,469	(791,349)	2,705,120	2,717,384	(672,416)	2,044,968
45' high cube	27,354	(13,871)	13,483	27,880	(12,747)	15,133
Refrigerated containers:
20'	18,445	(8,899)	9,546	20,164	(8,493)	11,671
20' high cube	809	(606)	203	2,605	(1,742)	863
40' high cube	1,163,149	(462,645)	700,504	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,206	(5,291)	10,915	17,228	(5,132)	12,096
40' folding flat	47,739	(19,073)	28,666	49,167	(18,275)	30,892
20' open top	13,046	(2,090)	10,956	13,253	(1,790)	11,463
40' open top	21,394	(4,827)	16,567	22,271	(4,738)	17,533
Tank containers	107,175	(16,016)	91,159	93,240	(11,470)	81,770
Total Containers	$6,583,542	$(1,851,664)	$4,731,878	$5,744,643	$(1,619,591)	$4,125,052

Net Gain on Sale of Owned Fleet Containers

During the years ended December 31, 2021, 2020 and 2019, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of operations:

	2021		2020		2019
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	3,430	$2,165	51,541	$15,451	52,319	$6,665
Gain on sale of owned fleet containers not written down, net	50,550	65,064	54,807	11,779	52,126	14,732
Gain on sale of owned fleet containers, net	53,980	$67,229	106,348	$27,230	104,445	$21,397

Schedule of Concentration Risk of Total Fleet Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income during the years ended December 31, 2021, 2020 and 2019, and more than 10% of the Company’s gross accounts receivable from its total fleet as of December 31, 2021 and 2020:

Lease Rental Income - total fleet	2021	2020	2019
Customer A	21.0%	17.8%	14.8%
Customer B	12.2%	13.1%	13.5%
Customer C	12.1%	9.7%	8.7%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2021, 2020 and 2019 is presented as follows:

Share amounts in thousands	2021	2020	2019
Numerator:
Net income attributable to common shareholders	$273,459	$72,822	$56,724
Denominator:
Weighted average common shares outstanding-- basic	49,624	53,271	57,349
Dilutive share options, RSUs and PSUs	952	210	110
Weighted average common shares outstanding-- diluted	50,576	53,481	57,459
Net income attributable to common shareholders per common share
Basic	$5.51	$1.37	$0.99
Diluted	$5.41	$1.36	$0.99

Share options, RSUs and PSUs excluded from the computation of diluted EPS because they were anti-dilutive	334	1,674	1,805

Accounts Receivable
Schedule of Concentration Risk of Total Fleet Lease Rental Income
Gross Accounts Receivable - total fleet	2021	2020
Customer A	24.7%	25.3%
Customer B	13.9%	12.6%
Customer C	11.3%	19.1%